UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C. 20549

						  FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2001
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):  [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Tanaka Capital Management, Inc.
Address:	230 Park Avenue
		Suite 960
		New York, NY  10169
13F File Number:	28-2082

The institutional investment manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all Information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Graham Y. Tanaka
Title:		President
Phone:		212-490-3380
Signature, Place, and Date of Signing:

Graham Y. Tanaka  New York, New York  May 9, 2001

Report Type (check only one.):

[x]		13F HOLDINGS REPORT.
[ ]		13F NOTICE.
[ ]		13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

FORM 13F Information Table Entry:		43

FORM 13F Information Table Value Total:	$116,873,000


List of Other Included Managers:

No.		13F File Number	Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADC Telecommun., Inc           COM              000886101     1548   182132 SH       SOLE                    76632            105500
AFLAC Inc.                     COM              001055102     3436   124771 SH       SOLE                   124771
ASM Lithography NYS            COM              N07059111     8565   394951 SH       SOLE                   191441            203510
Affymetrix                     COM              00826T108     2308    82996 SH       SOLE                    27286             55710
Amdocs                         COM              G02602103     1813    37850 SH       SOLE                     1450             36400
Applied Materials              COM              038222105      357     8217 SH       SOLE                     8217
Barr Labs                      COM              068306109      646    11300 SH       SOLE                      500             10800
Biovail Corporation            COM              09067J109    12563   347712 SH       SOLE                   216822            130890
Brigham Exploration            COM              109178103      103    25280 SH       SOLE                     1780             23500
Business Objects ADR           COM              12328X107     7824   253421 SH       SOLE                   174117             79304
Concord Camera                 COM              206156101     2504   354586 SH       SOLE                   179106            175480
Deswell Inds. Inc.             COM              250639101      478    33535 SH       SOLE                     2135             31400
Ditech                         COM              25500M103     3779   334072 SH       SOLE                   200292            133780
Elan, ADS                      COM              284131208     1053    20155 SH       SOLE                     1575             18580
Federal Nat'l Mtg.             COM              313586109      893    11224 SH       SOLE                    11224
Flir Systems                   COM              302445101     1380   169221 SH       SOLE                    73411             95810
General Electric               COM              369604103      786    18780 SH       SOLE                    18780
Home Depot                     COM              437076102      691    16044 SH       SOLE                    16044
IBM                            COM              459200101      287     2988 SH       SOLE                     2988
Intel Corp.                    COM              458140100     2524    95932 SH       SOLE                    95932
KV Pharmaceutical Cl A         COM              482740206    12577   638753 SH       SOLE                   400844            237909
Lehman Brothers Hldgs          COM              524908100      709    11300 SH       SOLE                                      11300
Lilly Eli                      COM              532457108      524     6830 SH       SOLE                     6830
MFC Bancorp                    COM              55271X202     3687   487581 SH       SOLE                   309936            177645
Newport Corp.                  COM              651824104      774    26460 SH       SOLE                     1560             24900
Nextel Communications          COM              65332V103     1181    82158 SH       SOLE                    41758             40400
Nortel                         COM              656568102      309    22026 SH       SOLE                    22026
Novellus Systems               COM              670008101    13895   342552 SH       SOLE                   229462            113090
Papa John's Int'l              COM              698813102      501    21030 SH       SOLE                                      21030
Pfizer                         COM              717081103     2092    51094 SH       SOLE                    51094
Philip Morris Cos.             COM              718154107      537    11321 SH       SOLE                    11321
Phoenix Technology             COM              719153108     1126    81170 SH       SOLE                    46690             34480
Polaroid                       COM              731095105      207    48660 SH       SOLE                    17410             31250
Procter & Gamble               COM              742718109      263     4200 SH       SOLE                     4200
QUALCOMM                       COM              747525103     1942    34293 SH       SOLE                    34293
Rainbow Technology             COM              750862104     1824   364741 SH       SOLE                   247211            117530
Research In Motion             COM              760975102      708    32235 SH       SOLE                     1225             31010
Schering Plough                COM              806605101      783    21444 SH       SOLE                    21444
Seitel Inc.                    COM              816074306     7410   398406 SH       SOLE                   185211            213195
Staples Inc.                   COM              855030102     2073   139372 SH       SOLE                    44287             95085
Thomas Group, Inc.             COM              884402108      520   102690 SH       SOLE                    39315             63375
Three-Five Systems             COM              88554L108     4466   366089 SH       SOLE                   235840            130249
Veeco Instr                    COM              922417100     5221   125629 SH       SOLE                    59779             65850